Equipment	12 Months Ended
Dec. 31, 2022
Equipment.
Equipment

Note 16 Equipment

	December 31,
	2022	2021
Cost at opening balance	7,073	214
Acquisition for the year	2,512	6,588
Disposal for the year	—	(118)
Exchange differences	1,582	389
Cost at closing balance	11,167	7,073

Depreciation at opening balance	(764)	(51)
Depreciation for the year	(2,106)	(465)
Disposal for the year	—	51
Exchange differences	(830)	(299)
Depreciation at closing balance	(3,700)	(764)

Net book value	7,468	6,309

Depreciation on equipment is included in the consolidated statement of income under Research and development expenses amounted to SEK 579, SEK 59 and SEK – in 2022, 2021 and 2020, respectively, under Marketing and selling expenses amounted to SEK 806, SEK 176 and SEK – in 2022, 2021 and 2020, respectively and under Administrative expenses amounted to SEK 721, SEK 230 and SEK 37 in 2022, 2021 and 2020, respectively.